March 15, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund Post-Effective Amendment No. 306 (File No. 033-42484) and Amendment No. 307 (File No. 811-06400) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 306 and, under the Investment Company Act of 1940, as amended, Amendment No. 307 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing a new series to the Trust: CIBC Atlas International Growth Fund.

If you have any questions regarding the filing, please contact the undersigned at 215.963.5862.

Sincerely,

/s/ David W. Freese
David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001